Share Capital - Additional Information (Detail)			12 Months Ended
	Mar. 30, 2018 USD ($) shares	Mar. 16, 2016 USD ($) shares	Mar. 31, 2019 USD ($) shares	Mar. 31, 2019 GBP (£) £ / shares shares	Mar. 31, 2018 USD ($) shares	Mar. 31, 2018 GBP (£) £ / shares shares	Mar. 31, 2017 USD ($) shares	Mar. 31, 2016 USD ($) shares	Mar. 31, 2019 $ / shares shares	Mar. 31, 2018 $ / shares shares	Mar. 16, 2018 £ / shares
Disclosure of classes of share capital [line items]
Authorized share capital shares				60,000,000		60,000,000			60,000,000	60,000,000
Par value per share | (per share)				£ 0.10		£ 0.10			$ 0.16	$ 0.16
Treasury shares [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding				1,101,300		4,400,000	3,300,000	1,100,000	1,101,300	4,400,000
Number of shares cancelled			(4,400,000)	(4,400,000)
Cancellation of treasury shares | $			$ 134,231,000
Share capital [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding				511,532,220		54,834,080	53,312,559	52,406,304	511,532,220	54,834,080
Number of shares cancelled			(4,400,000)	(4,400,000)
Cancellation of treasury shares | $			$ (573,000)
Share premium [member]
Disclosure of classes of share capital [line items]
Cancellation of treasury shares | $			$ (133,658,000)
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Authorized share capital amount | £				£ 6,100,000		£ 6,100,000
Authorized share capital shares				60,000,000		60,000,000			60,000,000	60,000,000
Par value per share | £ / shares				£ 0.1		£ 0.10
Number of shares outstanding				50,051,920		50,434,080			50,051,920	50,434,080
Preference shares [member]
Disclosure of classes of share capital [line items]
Authorized share capital shares				1,000,000		1,000,000			1,000,000	1,000,000
Par value per share | £ / shares				£ 0.1		£ 0.10
Number of shares outstanding				0		0			0	0
American depositary shares [member]
Disclosure of classes of share capital [line items]
Par value per share | £ / shares											£ 0.10
Number of ordinary shares represented by 1 American Depositary Shares		1
Number of shares repurchased			1,101,300	1,101,300	1,100,000	1,100,000	2,200,000
Shares repurchased value | $			$ 56,362,000		$ 39,546,000		$ 64,224,000
Shares repurchased transaction costs | $			11,000		$ 17,000		33,000
Share repurchase cancellation fees | $			$ 55,000				$ 111,000	$ 55,000
American depositary shares [member] | Top of range [member]
Disclosure of classes of share capital [line items]
Number of shares authorized to be repurchased	3,300,000	3,300,000
Price for repurchase of shares | $	$ 100	$ 50
Duration of share repurchase program	36 months
American depositary shares [member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Price for repurchase of shares | $	$ 10	$ 10
American depositary shares [member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Number of shares cancelled			4,400,000	4,400,000